Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating costs	$ 4,407,058	$ 3,782,028
Loss from operations	(4,407,058)	(3,782,028)
Other income (expense):
Foreign currency exchange loss	(17,638)	(1,475)
Interest income on marketable securities held in Trust Account	4,821,632	105,681
Reduction of transaction costs incurred in connection with IPO	271,687
Change in fair value of warrant liabilities	5,509,917	9,381,750
Change in fair value of convertible note	(196,200)
Offering expenses related to warrant issuance		(575,278)
Total other income, net	10,389,398	8,910,678
Net income	$ 5,982,340	$ 5,128,650
Class A Ordinary Shares
Other income (expense):
Weighted average shares outstanding, Basic	34,500,000	28,828,767
Weighted average shares outstanding, Diluted	34,500,000	28,828,767
Earnings Per Share, Basic	$ 0.14	$ 0.14
Earnings Per Share, Diluted	$ 0.14	$ 0.14
Class B Ordinary Shares [Member]
Other income (expense):
Weighted average shares outstanding, Basic	8,625,000	8,440,068
Weighted average shares outstanding, Diluted	8,625,000	8,440,068
Earnings Per Share, Basic	$ 0.14	$ 0.14
Earnings Per Share, Diluted	$ 0.14	$ 0.14